ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Units of limited partnership interest, authorized	101,500,000	101,500,000
Limited partners capital account per units	$ 10
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Tax Credit
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%